Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents (including cash equivalents attributable to discontinued operations)

	As of	As of
	December 31,	December 31,
	2018	2019
Correspondent accounts with Central Bank of Russia (CBR)	5,587	3,261
Сash with banks and on hand	13,119	7,317
Short-term CBR deposits	21,000	30,500
Other short-term bank deposits	1,267	1,025
Less: Allowance for ECL	(7)	(2)
Total cash and cash equivalents	40,966	42,101